Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a) Fiscal Year	(b) Summary Compensation Table PEO Total(1)	(c) Compensation Actually Paid to PEO(2)	(d) Average Summary Compensation Table Total for Non-PEO NEOs(3)	(e) Average Compensation Actually Paid to non-PEO NEOs(4)	(f) Value of Initial $100 Investment Based on Total Shareholder Return (TSR) (5)	(g) Net Income ($ mil.)
2024	$936,256	$936,256	$353,685	$353,685	$(60.08)	$(22,395,000)
2023	$1,078,121	$1,078,121	$361,894	$361,894	$84.29	(21,052,000)
(1)	The dollar amount reported in column (b) are the amounts of total compensation reported for Robert W D’Loren our principal executive officer, or PEO, for each corresponding year in the “total” column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table”.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. D’Loren, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. D’Loren during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. D’Loren’s total compensation for each year to determine the compensation actually paid.

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2024 are James Haran and Seth Burroughs. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023 are James Haran and Seth Burroughs.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the measurement period.

The amounts deducted or added in calculating the equity award adjustments are as follows:

	2024		2023
		Average		Average
		Other		Other
	PEO	NEOs	PEO	NEOs
Summary Compensation Table Total	$936,256	$353,685	$1,078,121	$361,894
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$-	$-	$-	$-
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$-	$-	$-	$-
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$-	$-	$-	$-
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$-	$-	$-	$-
Compensation Actually Paid	$936,256	$353,685	$1,078,121	$361,894

Named Executive Officers, Footnote
(1)	The dollar amount reported in column (b) are the amounts of total compensation reported for Robert W D’Loren our principal executive officer, or PEO, for each corresponding year in the “total” column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table”.

PEO Total Compensation Amount	$ 936,256	$ 1,078,121
PEO Actually Paid Compensation Amount	$ 936,256	1,078,121
Adjustment To PEO Compensation, Footnote

The amounts deducted or added in calculating the equity award adjustments are as follows:

	2024		2023
		Average		Average
		Other		Other
	PEO	NEOs	PEO	NEOs
Summary Compensation Table Total	$936,256	$353,685	$1,078,121	$361,894
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$-	$-	$-	$-
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$-	$-	$-	$-
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$-	$-	$-	$-
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$-	$-	$-	$-
Compensation Actually Paid	$936,256	$353,685	$1,078,121	$361,894

Non-PEO NEO Average Total Compensation Amount	$ 353,685	361,894
Non-PEO NEO Average Compensation Actually Paid Amount	$ 353,685	361,894
Adjustment to Non-PEO NEO Compensation Footnote

The amounts deducted or added in calculating the equity award adjustments are as follows:

	2024		2023
		Average		Average
		Other		Other
	PEO	NEOs	PEO	NEOs
Summary Compensation Table Total	$936,256	$353,685	$1,078,121	$361,894
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$-	$-	$-	$-
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$-	$-	$-	$-
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$-	$-	$-	$-
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$-	$-	$-	$-
Compensation Actually Paid	$936,256	$353,685	$1,078,121	$361,894

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (60.08)	84.29
Net Income (Loss)	$ (22,395,000,000,000)	(21,052,000,000,000)
PEO Name	Robert W D’Loren
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount